Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                                -------------------------------
          UNITED STATES                         |        OMB Approval         |
SECURITIES AND EXCHANGE COMMISSION              -------------------------------
     Washington, D.C.  20549                    |OMB Number       3335-0456   |
                                                |Expires:   August 31, 2000   |
                                                |Estimate average burden      |
       FORM 24F-2                               |house per response . . . 1   |
Annual Notice of Securities Sold                -------------------------------
    Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form

================================================================================
1.             Name and address of Issuer:

               The Dresher Family of Funds
               715 Twining Road, Suite 202
               Dresher, PA 19025
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the Issuer, check the box but not list series or classes):
               |X|
--------------------------------------------------------------------------------
3.             Investment Company Act File Number:   811-08177

               Securities Act File Number:   333-25073
--------------------------------------------------------------------------------
4.(a)          Last day of fiscal year for which this Form is
               filed:December 31, 1997
--------------------------------------------------------------------------------
4.(b)|X| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:          If the Form is being filed late, interest must be paid
               on the registration fee due.
--------------------------------------------------------------------------------
4.(c)|_| Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
5.             Calculation of registration fee:

               i)      Aggregate sale price of
                       securities sold during
                       the fiscal year pursuant
                       to section 24(f):                              $8,937,513

               ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                        $694,628

               iii)    Aggregate price of
                       securities redeemed or
                       repurchased during any
                       prior fiscal year ending
                       no earlier than October
                       11, 1995 that were not
                       previously used to reduce
                       registration fees payable
                       to the Commission:

                                                                       $   -0-

               iv)     Total available redemption
                       credits [add lines 5(ii)
                       and 5(iii)]:                                     $694,628


               v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from
                       Item 5(i)]:                                    $8,242,885

               vi)     Redemption credits
                       for use in future years                      $(  -0-    )
                                                                     -----------
                       - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

               vii)    Multiplier for determining
                       registration fee (see
                       Instruction C.9);                                x.000295

               viii)Registration fee due
                       [multiply Item 5(v) by
                       Item 5(vii) (enter "0"
                       if no fee is due)]:                               =$2,432

--------------------------------------------------------------------------------
6.             Prepaid Shares

               If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to a rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
               ---------------
--------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                         +$11.33
--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$2,443.33
--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                       May 4, 1998

                       Method of Delivery:

                                    |X| Wire Transfer
                                    |_| Mail or other means
================================================================================

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By: (Signature and Title)                    ___________________________________
                                             Jeffrey C. Brown, Trustee and
                                                        President

Date:_______________

DRESHER\24F-2